OPERATING LEASES - Supplemental balance sheet information (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Supplemental balance sheet information
Operating lease right-of-use assets	$ 2,355
Accrued expenses and other current liabilities	781
Operating lease liabilities, non-current	1,774
Total operating lease liabilities	$ 2,555